OMB APPROVAL
OMB Number: 3235-0582 Expires: March 31, 2006 Estimated average burden hours per response. . . 14.4

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-6307

Federated Limited Duration Government Fund, Inc.

(Exact name of registrant as specified in charter)

5800 Corporate Drive Pittsburgh, PA 15237-7000

(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant's telephone number, including area code:    412-288-1900

Date of fiscal year end:    February 28, 2005

Date of reporting period:     July 1, 2003 to June 30, 2004

Item 1.  Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the registrant named above was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Limited Duration Government Fund, Inc.
By (Signature and Title)	/s/ J. Christopher Donahue President - Principal Executive Officer

Insert printed name and title of signing officer    J. Christopher Donahue, President - Principal Executive Officer

Date   August 25, 2004